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IQ U.S. Large Cap ETF
IQ U.S. Large Cap ETF
Investment Objective
The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the Nasdaq Chaikin Power US Large Cap Index (the “Underlying Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ U.S. Large Cap ETF IQ U.S. Large Cap ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ U.S. Large Cap ETF IQ U.S. Large Cap ETF
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.26%
Expense Waiver/Reimbursement	0.01%	[1]
Total Annual Fund Operating Expenses After ExpenseWaiver/Reimbursement	0.25%
[1]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.25% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ U.S. Large Cap ETF | IQ U.S. Large Cap ETF | USD ($)	26	80	141	318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio. This rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which has been developed by Nasdaq, Inc. (the “Index Provider”). The Underlying Index applies the Chaikin Power Gauge®, a quantitative multi-factor model that seeks to identify securities that are expected to outperform peers, to select securities from the Nasdaq US 300 Index (the “Parent Index”). The Parent Index is a modified capitalization-weighted index of U.S. large-capitalization securities. The Underlying Index is an equally weighted index of large-capitalization securities. As of June 30, 2023, the market capitalization range of the Underlying Index is approximately $20.19 billion to $2.53 trillion. As of June 30, 2023, the primary sectors within the Underlying Index were financials, health care and information technology. The composition of the Underlying Index may change over time.
The Underlying Index uses the Chaikin Power Gauge to select securities from the Parent Index. The Chaikin Power Gauge is a multi-factor model that evaluates four primary components:
•
Value component (35% of rating), which uses factors such as long term debt to equity ratio, price to book ratio, and free cash flow to identify companies that are priced at a discount relative to peers;

•
Growth component (20% of rating), which uses factors such as earnings growth, earnings trend, and earnings consistency to identify companies with higher growth potential;

•
Technical component (15% of rating), which uses factors such as price trend, price trend rate of change, and volume trend to identify stocks with strong momentum and price appreciation; and

•
Sentiment component (30% of rating), which uses factors such as earnings estimate trend, short interest, and industry relative strength to identify companies that are expected to outperform peers by informed Wall Street analysts and professionals.

The Chaikin Power Gauge seeks to identify each security’s current potential to outperform or underperform compared with peers.
To be selected for inclusion in the Underlying Index, a security must rank in the least volatile two-thirds of the Parent Index based on a calculation of its volatility over the prior year period and its sensitivity to the performance of the equity market (as measured by its beta) over the previous five year period.
The security types eligible for inclusion in the Underlying Index include common stocks and real estate investment trusts (“REITs”). The Underlying Index rebalances and reconstitutes annually and typically consists of up to 100 securities based on the Chaikin Power Gauge ranking. The Underlying Index selection criteria uses sector constraints, which seeks to maintain exposure to the different sectors typically within a range of 80% to 120% of the weight of the sector in the Parent Index.
The Fund generally will invest in all of the securities that comprise its Underlying Index in proportion to their weightings in the Underlying Index. The Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization U.S. issuers.
The Fund may invest in one or more ETFs advised by the Advisor (“Affiliated ETFs”) that are not components of the index if such an investment will help the Fund track the Underlying Index.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The Nasdaq Chaikin Power US Large Cap Index is a rules-based, quantitative index, designed to enhance an existing index by selecting stocks with the highest Chaikin Power Gauge rating. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The NASDAQ US 300 Index includes up to the 300 largest securities in the NASDAQ Chaikin Power US Large Cap Index, a float-adjusted market capitalization-weighted index, designed to track the performance of securities in NASDAQ US Benchmark Index that comprises the large-cap segment of companies.
All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total returns as of June 30, 2023 was 6.31%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	21.17%	2Q/2020
Lowest Return	-28.15%	1Q/2020

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - IQ U.S. Large Cap ETF		1 Year	5 Years	Since Inception [1]	Inception Date
IQ U.S. Large Cap ETF		(12.00%)	6.36%	6.39%	Dec. 13, 2017
After Taxes on Distributions | IQ U.S. Large Cap ETF	[2]	(12.28%)	5.92%	5.96%
After Taxes on Distributions and Sale of Fund Shares | IQ U.S. Large Cap ETF	[2]	(6.91%)	4.91%	4.94%
Nasdaq Chaikin Power US Large Cap Index (reflects no deduction for fees, expenses or taxes)		(11.80%)	6.64%	6.67%	Dec. 13, 2017
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		(18.11%)	9.42%	9.41%	Dec. 13, 2017
NASDAQ US 300 Index (reflects no deduction for fees, expenses or taxes)		(20.01%)	9.37%	9.35%	Dec. 13, 2017
[1]	The Fund commenced operations on December 13, 2017.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.